Revenues from Major Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 96,668	$ 119,507	$ 137,663
PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	78,717	108,402	128,640
Countries other than PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 17,951	$ 11,105	$ 9,023